Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 16.	Related Party Transactions

In the ordinary course of business, the Company has and expects to continue to have transactions, including loans to its officers, directors and their affiliates. In the opinion of management, such transactions are on the same terms as those prevailing at the time for comparable transactions with unaffiliated persons. Loan activity for officers, directors and their affiliates for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$37,626
New loans	5,283
Repayments	(8,420)
Changes in affiliated persons	(12)

Balance at end of year	$34,477

See also Note 12.